COMPENSATION EXPENSE	12 Months Ended
Dec. 31, 2020
COMPENSATION EXPENSE [Text Block]

6. COMPENSATION EXPENSE

	Years ended December 31,
	2020	2019
Wages, salaries and benefits	71,481	77,869
Post-employment benefits	1,986	1,639
Share-based compensation expense (Note 22c)	5,310	3,126
	78,777	82,634

Compensation expense is presented as a component of cost of sales, general and administrative expense, and project evaluation expense.